17. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax reconciliation
	Year ended December 31,
	2018	2017
Computed “expected” tax expense (benefit)	$(755,744)	$(1,034,086)
State taxes, net of federal benefit	(251,217)	(171,202)
Goodwill impairment and other non-deductible items	(74,120)	643,016
Change in federal tax rates	–	4,145,380
Change in deferred tax asset valuation allowance	1,081,081	(3,583,108)
Income tax expense	$–	$–

Deferred tax assets and liabilities
	2018	2017
Deferred tax assets:
Charitable contributions	$2,900	$2,900
Reserve for bad debt	17,805	17,948
Stock options	3,448,014	3,416,792
Deferred Revenue	233,883	–
Depreciation	22,937	6,920
Other	19,661	17,674
Net operating loss carryforward	7,755,622	6,957,507
Total gross deferred tax assets	11,500,822	10,419,741
Less: Deferred tax asset valuation allowance	(11,432,888)	(10,351,807)
Total net deferred tax assets	67,934	67,934

Deferred tax liabilities:
Accrued salaries	(67,934)	(67,934)
Total deferred tax liabilities	(67,934)	(67,934)
Total net deferred taxes	$–	$–